Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 9.3%
Banks - 3.7%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (A), 02/16/2021 (B) (C)	$ 394,000	$ 388,287
Bank of America Corp.
Fixed until 07/23/2030, 1.90% (A), 07/23/2031, MTN	400,000	396,031
4.18%, 11/25/2027, MTN	508,000	581,782
Fixed until 04/24/2037, 4.24% (A), 04/24/2038	225,000	271,539
Citigroup, Inc.
4.65%, 07/23/2048	747,000	981,814
Credit Agricole SA
2.81%, 01/11/2041 (D)	315,000	310,190
Fixed until 01/10/2028, 4.00% (A), 01/10/2033 (D)	449,000	498,595
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (A), 05/13/2031	278,000	297,086
Natwest Group PLC
Fixed until 08/28/2030, 3.03% (A), 11/28/2035	200,000	200,910
Fixed until 06/25/2023, 4.52% (A), 06/25/2024	390,000	423,443

		4,349,677

Capital Markets - 0.1%
Deutsche Bank AG
Fixed until 09/18/2023, 2.22% (A), 09/18/2024	150,000	154,223

Chemicals - 0.1%
LYB International Finance III LLC
3.80%, 10/01/2060	126,000	130,434

Equity Real Estate Investment Trusts - 0.2%
VEREIT Operating Partnership, LP
2.85%, 12/15/2032	174,000	179,013

Food Products - 0.2%
Smithfield Foods, Inc.
5.20%, 04/01/2029 (D)	200,000	237,092

Health Care Providers & Services - 0.3%
CVS Health Corp.
1.88%, 02/28/2031	300,000	297,508

Insurance - 0.5%
Athene Holding, Ltd.
3.50%, 01/15/2031	126,000	132,036
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 2.35% (A), 02/12/2067 (D)	487,000	447,980

		580,016

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	$ 370,000	$ 353,489
Comcast Corp.
4.60%, 10/15/2038	86,000	108,882

		462,371

Metals & Mining - 1.0%
Anglo American Capital PLC
2.63%, 09/10/2030 (D)	207,000	212,224
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030	200,000	213,933
Newcrest Finance Pty, Ltd.
4.20%, 05/13/2050 (D)	62,000	73,512
Newmont Corp.
2.25%, 10/01/2030	148,000	151,900
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030	51,000	51,346
Teck Resources, Ltd.
6.25%, 07/15/2041	368,000	469,029
Vale Overseas, Ltd.
3.75%, 07/08/2030	49,000	53,709

		1,225,653

Multi-Utilities - 0.1%
WEC Energy Group, Inc.
3-Month LIBOR + 2.11%, 2.33% (A), 05/15/2067	119,000	107,239

Oil, Gas & Consumable Fuels - 2.1%
Apache Corp.
4.25%, 01/15/2030	140,000	138,250
4.88%, 11/15/2027	28,000	28,770
BP Capital Markets America, Inc.
3.00%, 02/24/2050	263,000	255,197
Cenovus Energy, Inc.
4.25%, 04/15/2027	166,000	181,819
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	45,000	49,229
Enable Midstream Partners, LP
4.95%, 05/15/2028	169,000	178,074
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077	397,000	404,940
Energy Transfer Operating, LP
5.80%, 06/15/2038	171,000	192,546
Fixed until 02/15/2023 (B), 6.25% (A) (C)	375,000	305,468
Enterprise Products Operating LLC
3.70%, 01/31/2051	152,000	158,760
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	132,000	132,221
Kinder Morgan, Inc.
5.05%, 02/15/2046	88,000	104,246
MPLX, LP
2.65%, 08/15/2030	108,000	110,308
Fixed until 02/15/2023 (B), 6.88% (A)	189,000	186,165

		2,425,993

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
2.60%, 02/15/2033 (D)	704,000	696,030

Total Corporate Debt Securities (Cost $10,263,268)		10,845,249

Transamerica Funds	Page 1

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 9.5%
Australia - 1.8%
Australia Government Bond
0.75%, 11/21/2027 (E)	AUD 2,300,000	$ 2,081,892

Canada - 2.6%
Canada Government Real Return Bond
4.25%, 12/01/2026	CAD 2,892,591	3,011,280

New Zealand - 3.0%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (E)	NZD 3,900,000	3,509,284

Spain - 0.8%
Spain Government Inflation-Linked Bond
0.70%, 11/30/2033 (E)	EUR 613,890	901,090

United Kingdom - 1.3%
U.K. Gilt Inflation-Linked
0.13%, 03/22/2024 - 03/22/2044 (E)	GBP 871,786	1,546,280

Total Foreign Government Obligations (Cost $9,759,425)		11,049,826

U.S. GOVERNMENT OBLIGATIONS - 80.6%
U.S. Treasury Inflation-Protected Securities - 80.6%
U.S. Treasury Inflation-Indexed Bond
0.25%, 02/15/2050	$ 1,012,210	1,174,783
0.63%, 02/15/2043	50,935	62,791
0.75%, 02/15/2042 - 02/15/2045	2,498,794	3,158,962
1.00%, 02/15/2046 - 02/15/2048	3,933,092	5,344,687
1.38%, 02/15/2044	2,289,042	3,258,696
1.75%, 01/15/2028	2,565,122	3,168,527
2.00%, 01/15/2026	2,799,305	3,352,824
2.13%, 02/15/2040 - 02/15/2041	2,851,417	4,397,880
2.38%, 01/15/2025 - 01/15/2027	4,652,519	5,642,590
2.50%, 01/15/2029	1,054,388	1,390,351
3.38%, 04/15/2032	529,852	807,286
3.63%, 04/15/2028	764,261	1,057,337
3.88%, 04/15/2029	2,532,800	3,662,864
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2021 - 01/15/2030	26,049,627	27,390,897
0.25%, 01/15/2025	2,966,517	3,228,443
0.38%, 07/15/2023 - 07/15/2027	11,441,914	12,593,413
0.50%, 01/15/2028	2,320,952	2,650,932
0.63%, 04/15/2023 - 01/15/2026	9,409,594	10,272,400
0.75%, 07/15/2028	1,036,720	1,214,893

Total U.S. Government Obligations (Cost $83,958,907)		93,830,556

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.3%
Money Market Fund - 0.3%
State Street Institutional U.S. Government Money Market Fund, 0.03% (F)	340,116	340,116

Total Short-Term Investment Company (Cost $340,116)		340,116

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (F)	394,875	$ 394,875

Total Other Investment Company (Cost $394,875)		394,875

Total Investments (Cost $104,716,591)		116,460,622
Net Other Assets (Liabilities) - (0.0)% (G)		(49,135)

Net Assets - 100.0%		$ 116,411,487

Transamerica Funds	Page 2

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	04/15/2021	USD	1,662,040	AUD	2,150,000	$18,192	$—
JPMS	04/15/2021	USD	2,752,434	CAD	3,510,000	7,136	—
JPMS	04/15/2021	USD	870,948	EUR	715,000	1,780	—
JPMS	04/15/2021	USD	1,518,359	GBP	1,114,000	—	(8,629)
JPMS	04/15/2021	USD	3,072,679	NZD	4,279,070	—	(2,281)

Total						$27,108	$(10,910)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$10,845,249	$—	$10,845,249
Foreign Government Obligations	—	11,049,826	—	11,049,826
U.S. Government Obligations	—	93,830,556	—	93,830,556
Short-Term Investment Companies	340,116	—	—	340,116
Other Investment Company	394,875	—	—	394,875

Total Investments	$734,991	$115,725,631	$—	$116,460,622

Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$27,108	$—	$27,108

Total Other Financial Instruments	$—	$27,108	$—	$27,108

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(10,910)	$—	$(10,910)

Total Other Financial Instruments	$—	$(10,910)	$—	$(10,910)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $676,261, collateralized by cash collateral of $394,875 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $295,840. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the total value of 144A securities is $2,475,623, representing 2.1% of the Fund’s net assets.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2021, the total value of Regulation S securities is $8,038,546, representing 6.9% of the Fund’s net assets.
(F)	Rates disclosed reflect the yields at January 31, 2021.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(I)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

Transamerica Funds	Page 4

Transamerica Inflation-Protected Securities

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 5

Transamerica Inflation-Protected Securities

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 6